Investment Objectives and Goals - Guru Favorite Stocks ETF	Mar. 31, 2026
Prospectus [Line Items]
Risk/Return [Heading]	Guru Favorite Stocks ETF
Objective [Heading]	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	Guru Favorite Stocks ETF (the “Fund”) seeks long-term capital appreciation.